INVESTMENTS (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Trading securities
Changes in fair value of trading securities		¥ 5,623		¥ (4,479)	¥ 0
Other financial investments
Changes in fair value of the Other financial investments, net of tax		33,457	$ 4,584	17,813	(12,351)
Fair value	[1]	353,190		438,084		$ 48,387
Bank wealth management products
Other financial investments
Cost		27,000		127,000
Fair value		27,000		127,000
Debt securities
Other financial investments
Cost		35,000		59,241
Unrealized gains in accumulated other comprehensive income				5,253
Impact of exchange rate				122
Fair value		35,000		64,616
Private funds
Other financial investments
Cost		246,410		246,410
Unrealized gains in accumulated other comprehensive income		41,116		2,406
Impact of exchange rate		3,664		(2,348)
Fair value		291,190		246,468
Held-to-maturity investments
Held-to-maturity investments
Held-to-maturity investments, allowance for credit loss		0		0	0
Interest income		5,908		21,294	1,458
Other financial investments
Other financial investments
Changes in fair value of the Other financial investments, net of tax		33,457		17,813	(12,351)
realized gains (losses) of investments		4,042		(13,598)	(60)
Impairment loss		0		0	0
Interest income		¥ 12,775		¥ 3,203	¥ 15,488

[1]	The Group renamed the “Available-for-sale investments” to “Other financial investments”. This change is solely a reclassification of terminology to better reflect the nature and purpose of these assets, which are held for financial appreciation and liquidity management. The group’s underlying accounting policies for these investments remain unchanged, refer to Note 2 for further details.